ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current portion:
Customer advances	¥ 412,080	$ 57,929	¥ 376,016	$ 56,138	¥ 378,957
Salary and welfare payable	550,168	77,341	573,403	85,607	600,775
Purchase of property and equipment	181,975	25,582	264,385	39,472	759,391
Accrued expenses	115,953	16,300	119,826	17,890	116,021
Other tax and surcharges payable	115,770	16,275	100,617	15,022	91,287
Deferred government grants	12,257	1,723	12,257	1,830	8,488
Purchase consideration payable	1,228,271	172,668	1,219,591	182,080	148,038
Individual income tax payable	2,135	300	3,801	567	48,949
Others	89,838	12,630	78,511	11,720	71,934
Accounts payable and accrued liabilities current	2,708,447	380,748	2,748,407	410,326	2,223,840
Non-current portion:
Deferred government grants	15,835	2,226	15,835	2,364	6,975
Purchase consideration payable					1,180,470
Finance lease liabilities	127,851	17,973	125,984	18,809
Others	75,558	10,622	64,792	9,673	45,232
Accounts payable and accrued liabilities noncurrent	¥ 219,244	$ 30,821	¥ 206,611	$ 30,846	¥ 1,232,677